Financial risk management - Additional information - (Detail)	12 Months Ended
	Dec. 31, 2025 PEN (S/) Sbs	Dec. 31, 2024 PEN (S/) Sbs	Dec. 31, 2025 USD ($) Sbs	Dec. 31, 2024 USD ($) Sbs
Disclosure of provision matrix [line items]
Financial assets in fixed income instruments	S/ 28,173,806,000	S/ 26,857,925,000
Indirect loans	S/ 5,567,722,000	5,068,694,000
Interest rate risk [member]
Disclosure of provision matrix [line items]
Cash legal limit percentage	5.00%		5.00%
Cash early warning limit percentage	4.00%		4.00%
Value at risk internal indicator percentage	15.00%		15.00%
Value at risk early warning indicator percentage	13.00%		13.00%
Foreign currency [Member]
Disclosure of provision matrix [line items]
Indirect loans	S/ 3,534,108,000	S/ 2,901,393,000	$ 1,050,880,000	$ 770,827,000
Closing foreign exchange rate | Sbs	3.363	3.764	3.363	3.764
Peru, Nuevos Soles
Disclosure of provision matrix [line items]
Financial assets in fixed income instruments	S/ 20,387,567,000	S/ 19,356,325,000
Impulso MyPeru [member]
Disclosure of provision matrix [line items]
Payment towards loans and advances	0	2,996,207,000,000
Loans and advances to customers	1,304,815,000,000	2,780,282,000,000
Interest income on loans and advances to customers	9,806,000,000	13,155,000,000
Loan and advance amount covered by government guarantee	S/ 914,339,000,000	S/ 1,797,725,000,000
Top of range [member]
Disclosure of provision matrix [line items]
Absolute variation percentage	9.60%	8.00%
Relative variation percentage	490.70%	473.90%
Weighted average [member] | Peru, Nuevos Soles
Disclosure of provision matrix [line items]
Closing foreign exchange rate | Sbs	3.368	3.77	3.368	3.77
Weighted average [member] | Peru, Nuevos Soles | Peru Currency Ask For Every US Dollar Bid [Member]
Disclosure of provision matrix [line items]
Closing foreign exchange rate | Sbs	3.358	3.758	3.358	3.758
Financial Investments [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	89.70%	86.90%	89.70%	86.90%
Financial assets in fixed income instruments	S/ 735,403,000,000	S/ 939,065,000,000
Accounts Receivable Insurance Premiums
Disclosure of provision matrix [line items]
Expected credit loss rate	97.90%	97.10%	97.90%	97.10%
Direct loans [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	3.10%	3.40%	3.10%	3.40%
Financial assets in fixed income instruments	S/ 132,878,000,000	S/ 158,694,000,000
Indirect Loans [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.20%	0.30%	0.20%	0.30%
Financial assets in fixed income instruments	S/ 262,916,000,000	S/ 371,372,000,000
Cash and due from banks [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	77.20%	80.80%	77.20%	80.80%
Loans [Member]
Disclosure of provision matrix [line items]
Financial assets in fixed income instruments	S/ 395,794,000,000	S/ 530,066,000,000
Loans [Member] | Lower Credit Risk [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	83.70%	84.70%	83.70%	84.70%
Loan Portfolio [Member] | Financial assets neither past due nor impaired [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	93.60%	92.50%	93.60%	92.50%